Restatement of Previously Issued Financial Statements - Additional Information (Details) - TPG Pace Tech Opportunities Corp [Member]	Dec. 31, 2020 USD ($) shares
Minimum threshold limit for net tangible assets | $ | $	$ 5,000,001
Common Class A [Member]
Temporary equity, shares issued | shares | shares	2,046,599